PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4 - PROPERTY AND EQUIPMENT, NET

	March 31,	December 31
	2014	2013
Cost:
Office furniture and equipment	$40	$21
Computers and electronic equipment	88	77
Laboratory equipment	31	31
Leasehold improvements	67	29
	226	158

Accumulated depreciation:
Office furniture and equipment	8	7
Computers and electronic equipment	56	52
Laboratory equipment	24	22
Leasehold improvements	8	7
	96	88
Depreciated cost	$130	$70

Depreciation expenses for the three months ended March 31, 2014 and 2013 and for the period of February 5, 2007 (inception date) through March 31, 2014 were $8, $4 and $96, respectively.

NOTE 4:-     PROPERTY AND EQUIPMENT, NET

	December 31,
	2013	2012
Cost:
Office furniture and equipment	$21	$18
Computers and electronic equipment	77	54
Laboratory equipment	31	31
Leasehold improvements	29	7
	158	110
Accumulated depreciation:
Office furniture and equipment	7	6
Computers and electronic equipment	52	41
Laboratory equipment	22	15
Leasehold improvements	7	2
	88	64
Depreciated cost	$70	$46

Depreciation expenses for the years ended December 31, 2013, 2012 and for the period of inception (February 5, 2007) through December 31, 2013 were $24, $13, and $88, respectively.